BNY Mellon International Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 96.6%
Australia — 3.3%
ASX Ltd.	142,568	6,148,877
Brambles Ltd.	114,209	1,419,282
		7,568,159
Austria — 1.1%
OMV AG	64,629	2,590,474
Bermuda — 1.0%
Hiscox Ltd. (a)	164,388	2,196,428
France — 19.7%
AXA SA	53,366	1,864,549
BNP Paribas SA	91,791	5,484,133
Cie de Saint-Gobain SA (a)	63,572	5,790,975
Cie Generale des Etablissements Michelin SCA	119,620	3,909,565
Klepierre SA	78,320	2,368,663
LVMH Moet Hennessy Louis Vuitton SE	8,853	5,515,574
Orange SA (a)	439,806	4,700,612
Publicis Groupe SA	54,567	5,921,793
Sanofi SA	72,727	7,071,146
Vinci SA	25,928	2,736,064
		45,363,074
Germany — 7.3%
Allianz SE	9,496	2,934,581
Daimler Truck Holding AG	33,339	1,261,459
DHL Group	71,602	2,630,531
Evonik Industries AG	188,409	3,457,956
Heidelberg Materials AG	34,260	4,321,807
Muenchener Rueckversicherungs-Gesellschaft AG	4,349	2,273,381
		16,879,715
Hong Kong — .7%
Sun Hung Kai Properties Ltd.	169,500	1,694,950
Italy — 3.6%
Enel SpA	801,832	5,766,596
Eni SpA	173,203	2,454,827
		8,221,423
Japan — 19.8%
Advantest Corp.	60,400	3,337,140
Casio Computer Co. Ltd.	592,400	4,503,925
FUJIFILM Holdings Corp.	149,600	3,383,695
Fujitsu Ltd.	218,400	4,194,390
ITOCHU Corp.	55,200	2,732,221
Mitsubishi Electric Corp.	142,100	2,441,482
Mizuho Financial Group, Inc.	331,700	8,382,011
Nippon Telegraph & Telephone Corp.	2,406,800	2,470,237
Renesas Electronics Corp.	333,500	4,396,851
Shionogi & Co. Ltd.	203,300	2,883,413
Sumitomo Mitsui Financial Group, Inc.	207,900	5,117,246
Trend Micro, Inc.	33,300	1,835,438
		45,678,049

Statement of Investments (Unaudited) (continued)
Description	Shares	Value ($)
Common Stocks — 96.6% (continued)
Netherlands — 6.7%
ASML Holding NV	5,626	3,866,438
ING Groep NV	372,760	5,771,083
Koninklijke Ahold Delhaize NV	80,833	2,786,370
Stellantis NV	230,787	3,058,316
		15,482,207
Norway — .4%
Yara International ASA (a)	28,188	793,071
Singapore — 2.2%
Singapore Exchange Ltd.	541,600	5,146,422
Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	58,585	2,722,209
Switzerland — 4.5%
Kuehne + Nagel International AG	6,113	1,460,445
Novartis AG	30,288	3,204,589
Roche Holding AG	11,312	3,280,952
Sonova Holding AG	7,362	2,511,070
		10,457,056
United Kingdom — 20.1%
BAE Systems PLC	139,099	2,169,758
BP PLC	847,010	4,148,778
Diageo PLC	222,364	6,632,274
GSK PLC	354,149	5,977,271
Rio Tinto PLC	44,456	2,789,242
Shell PLC	286,036	9,218,824
SSE PLC	134,900	3,039,516
Tate & Lyle PLC	477,765	4,478,457
Tesco PLC	1,022,227	4,762,544
Unilever PLC	54,228	3,243,074
		46,459,738
United States — 5.0%
CRH PLC	38,757	3,976,611
Ferguson Enterprises, Inc.	35,478	7,645,093
		11,621,704
Total Common Stocks (cost $203,508,915)		222,874,679

Description	Shares	Value ($)
Exchange-Traded Funds — .5%
United States — .5%
iShares MSCI EAFE ETF (cost $1,112,385)	13,852	1,093,893

Preferred Dividend Rate (%)
Preferred Stocks — 1.1%
Germany — 1.1%
Volkswagen AG (cost $7,397,407)	10.12	30,913	2,636,742

	1-Day Yield (%)
Investment Companies — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $637,201)	4.67	637,201	637,201
Investment of Cash Collateral for Securities Loaned — 2.4%
Registered Investment Companies — 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $5,540,677)	4.67	5,540,677	5,540,677
Total Investments (cost $218,196,585)		100.9%	232,783,192
Liabilities, Less Cash and Receivables		(.9%)	(2,109,997)
Net Assets		100.0%	230,673,195

ETF—Exchange-Traded Fund

(a)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $5,282,482 and the value of the collateral was
$5,540,677, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon International Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	—	222,874,679††	—	222,874,679
Exchange-Traded Funds	1,093,893	—	—	1,093,893
Equity Securities - Preferred Stocks	—	2,636,742††	—	2,636,742
Investment Companies	6,177,878	—	—	6,177,878

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At November 30, 2024, accumulated net unrealized appreciation on investments was $14,586,607, consisting of $34,269,930 gross unrealized appreciation and $19,683,323 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.